GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G/A

Exhibit 99.5 - Schedule 7

Tape Discrepancies

Scienna Id	Loan #1	GS Loan Number	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	1008 shows ratios of xx	Initial
xx	xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx	1008 shows a DTI of xx	Initial
xx	xx	xx	xx	Purpose of Transaction per HUD-1	Cash Out	Refinance			Subject loan is a Cash Out due to a non purchase money second mortgage is being paid off with the first mortgage.	Initial
xx	xx	xx	xx	Subject Property Type	PUD	Single Family			Per Mortgage and Appraisal property is located in a PUD.	Initial
xx	xx	xx		Original Appraised Value	xx	xx	xx	xx	Updated as per Appraisal report	Initial